Related Party Transactions (Details)	3 Months Ended		12 Months Ended
	Mar. 30, 2018 USD ($) related-party	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) related-party	Nov. 30, 2010 USD ($)
Vencore
Related Party Transaction [Line Items]
Repayments of related party debt				$ 3,000,000	$ 500,000
Vencore | Management Fee
Related Party Transaction [Line Items]
Amount of transaction with related party	$ 2,000,000				3,500,000
Amount of transaction with related party as a percentage of EBITDA	3.00%
Expenses from transactions with related party			$ 3,400,000	3,700,000	3,500,000
Payment for management fee				2,000,000
Vencore | Advisory Fees
Related Party Transaction [Line Items]
Payment for administrative fees					$ 40,000
Number of related parties in a related party transaction | related-party					2
Vencore | 11.5% Senior Subordinated Notes
Related Party Transaction [Line Items]
Number of related parties in a related party transaction | related-party	2
Vencore | Contract Labor Services
Related Party Transaction [Line Items]
Payment for administrative fees			0	100,000	$ 200,000
Vencore | 11.5% Senior Subordinated Notes | Senior Subordinated Notes
Related Party Transaction [Line Items]
Principal amount						$ 175,000,000.0
Interest Rate						11.50%
Vencore | Chertoff Group | Advisory Fees
Related Party Transaction [Line Items]
Payment for administrative fees					20,000
Vencore | JKH Consulting | Advisory Fees
Related Party Transaction [Line Items]
Payment for administrative fees					20,000
KeyPoint
Related Party Transaction [Line Items]
Repayments of related party debt	$ 0		2,500,000
Term loan from related parties			215,000,000
KeyPoint | Advisory Fees
Related Party Transaction [Line Items]
Expenses from transactions with related party			1,000,000	1,000,000
TCW, Crescent Mezzanine, LLC | The SI Organization Holdings LLC
Related Party Transaction [Line Items]
Ownership interest	3.00%
IP III Mezzanine Partners, L.P. and UT Mezz Partners, L.P | The SI Organization Holdings LLC
Related Party Transaction [Line Items]
Ownership interest	1.00%
Vencore Holding Corp. and KGS Holding Corp. | Board Of Managers Service Fee
Related Party Transaction [Line Items]
Payment for administrative fees	$ 0	$ 12,500	$ 42,500	$ 22,500	$ 37,000